Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Activity in Share Options

The activity in share options is set out below:

	Number of	Weighted Average Exercise	Weighted Average Grant-date
	Options	Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2023	8,263,019	17.83	28.39
Granted	—	—	—
Exercised	—	—	—
Forfeited	(54,800)	24.11	44.75
Outstanding as of December 31, 2024	8,208,219	17.73	28.28
Granted	—	—	—
Exercised	—	—	—
Forfeited	(8,700)	24.09	41.65
Outstanding as of December 31, 2025	8,199,519	17.72	28.26
Vested and expected to vest as of December 31, 2025	8,199,519	17.72	28.26

Schedule of Share Options Outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2025:

	Options Outstanding		Options Exercisable
	Number	Weighted Average Remaining Contractual	Number	Weighted Average Remaining Contractual
Exercise Price	Outstanding	Life	Outstanding	Life
RMB
0.00	33,000	0.50	33,000	0.50
0.06	442,521	0.36	442,521	0.36
6.74	500,000	1.22	350,000	1.22
7.78	466,000	0.50	466,000	0.50
14.32	178,900	0.50	178,900	0.50
14.72	2,433,000	0.50	2,433,000	0.50
24.06	599,700	0.50	599,700	0.50
24.11	3,546,398	0.47	3,546,398	0.47
	8,199,519	0.52	8,049,519	0.51

Schedule of Share-Based Compensation Recognized Related to Share Options Granted

A summary of share-based compensation recognized related to share options granted and ordinary shares issued is as follows:

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
	RMB	RMB	RMB
General and administrative expenses (i)	(72,133)	(959)	54

(i)	In compliance with ASC 718 Compensation – Stock Compensation, the Company recognized RMB54 SBC expenses in the year ended December 31, 2025, including the reversal of RMB320.